Borrowings	12 Months Ended
Jun. 30, 2024
Borrowings

20. Borrowings

The breakdown and the fair value of the Group borrowings as of June 30, 2024 and 2023 was as follows:

	Book value		Fair value
	06.30.2024	06.30.2023	06.30.2024	06.30.2023
Non-convertible notes	328,308	358,894	309,768	361,413
Bank loans and others	6,568	9,565	6,568	9,565
Bank overdrafts	25,696	24,491	25,696	24,491
Other borrowings	4,316	6,393	4,316	6,393
Loans with non-controlling interests	1,866	1,690	1,866	1,690
Total borrowings	366,754	401,033	348,214	403,552
Non-current	185,349	250,129
Current	181,405	150,904
Total	366,754	401,033

As of June 30, 2024 and 2023, total borrowings include collateralized liabilities (seller financing, leases and bank loans) of ARS 3,793 and ARS 6,071, respectively. These borrowings are mainly collateralized by trading properties of the Group (Notes 11).

The terms of the loans include standard covenants for this type of financial operations. As of the date of these Consolidated Financial Statements, the Group has complied with the covenants contemplated in its respective loan agreements.

The maturity of the Group's borrowings is as follows:

	06.30.2024	06.30.2023
Capital
Less than 1 year	172,974	145,003
Between 1 and 2 years	114,319	100,855
Between 2 and 3 years	25,588	77,256
Between 3 and 4 years	45,001	26,100
Between 4 and 5 years	-	44,740
	357,882	393,954
Interest
Less than 1 year	8,431	5,901
Between 1 and 2 years	5	754
Between 2 and 3 years	-	424
Between 3 and 4 years	436	-
	8,872	7,079
	366,754	401,033

The following table shows a breakdown of Group’s borrowing by type of fixed-rate and floating-rate, per currency denomination and per functional currency of the subsidiary that holds the loans for the fiscal years ended June 30, 2024 and 2023.

	06.30.2024
Rate per currency	Argentine Peso	US dollar	Total
Fixed rate:
Argentine Peso	31,351	-	31,351
US Dollar	-	290,000	290,000
Subtotal fixed-rate borrowings	31,351	290,000	321,351
Floating rate:
Argentine Peso	45,403	-	45,403
Subtotal floating-rate borrowings	45,403	-	45,403
Total borrowings as per analysis	76,754	290,000	366,754
Total borrowings as per Statement of Financial Position	76,754	290,000	366,754
	06.30.2023
Rate per currency	Argentine Peso	US dollar	Total
Fixed rate:
Argentine Peso	72,058	-	72,058
US Dollar	-	320,277	320,277
Subtotal fixed-rate borrowings	72,058	320,277	392,335
Floating rate:
Argentine Peso	8,698	-	8,698
Subtotal floating-rate borrowings	8,698	-	8,698
Total borrowings as per analysis	80,756	320,277	401,033
Total borrowings as per Statement of Financial Position	80,756	320,277	401,033

The following describes the debt issuances made by the Group for the years ended June 30, 2024 and 2023:

Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date	Interest rate	Principal payment	Interest payment
IRSA	Series XIV	jul-22	USD 171.20	6/22/2028	8.75%	17.5% in jun-24 - 17.5% in jun-25 - 17.5% in jun-26 - 17.5% in jun-27 - 30% in jun-28	Semi-annually
IRSA	Series XV	jan-23	USD 61.75	3/25/2025	8.00%	At expiration	Semi-annually
IRSA	Series XVI	jan-23	USD 28.25	7/25/2025	7.00%	At expiration	Semi-annually
IRSA	Series XVII	jun-23	USD 25.00	12/7/2025	5.00%	At expiration	First one Quarterly and next Semi-annually
IRSA	Series XVIII	feb-24	USD 21.41	2/28/2027	7.00%	At expiration	Semi-annually
IRSA	Series XIX	feb-24	ARS 26,203.85	2/28/2025	Badlar + 0.99%	At expiration	Quarterly
IRSA	Series XX	jun-24	USD 23.02	6/10/2026	6.00%	At expiration	Semi-annually
IRSA	Series XXI	jun-24	ARS 17,012.71	6/10/2025	Badlar + 4.50%	At expiration	Quarterly

The following table shows a detail of evolution of borrowing during the years ended June 30, 2024 and 2023:

	06.30.2024	06.30.2023
Balance at the beginning of the year	401,033	598,579
Borrowings	123,728	300,304
Payment of borrowings	(115,435)	(419,762)
Collection / (payment) of short term loans, net	38,626	(5,357)
Interests paid	(61,327)	(49,529)
Accrued interests	37,578	27,779
Cumulative translation adjustment and exchange differences, net	163,804	270,373
Inflation adjustment	(222,041)	(319,950)
Reclassifications and other movements	788	(1,404)
Balance at the end of the year	366,754	401,033

Series XII Notes Redemption

On December 28, 2023, IRSA notified the holders of Series XII Notes of the early redemption of all of them for a principal amount of UVA 53,784,674 (equivalent to ARS 25,314 million at the time of redemption), which were outstanding and in circulation with maturity on March 31, 2024, in accordance with the terms and conditions detailed in the Offering Memorandum dated March 26, 2021. The redemption and payment were carried out on January 5, 2024. The redemption price was 100% of the face value of the Series XII Notes, plus accrued and unpaid interest, as of the date set for redemption.

Series XVIII and XIX Notes

On February 28, 2024, IRSA issued Series XVIII and XIX Notes in the local market for a total amount of USD 52.6 million. Below are the main characteristics of the issuance:

•	Series XVIII: Denominated in dollars for USD 21.4 million at a fixed rate of 7.0%, with semi-annual payments. The principal will be paid at maturity on February 28, 2027. The price of issuance was 100.0% of the nominal value.

•	Series XIX: Denominated and payable in Argentina pesos for ARS 26,204 million at a variable interest rate BADLAR plus 0.99% spread, with quarterly payments. The principal will be paid at maturity on February 28, 2025. The price of issuance was 100.0% of the nominal value.

The funds will be used as defined in the issuance documents.

Series XX and XXI Notes

On June 10, 2024, IRSA issued Series XX and XXI Notes in the local market for a total amount of USD 42.0 million. Below are the main characteristics of the issuance:

•

Series XX: Denominated in dollars for USD 23.0 million at a fixed rate of 6.0%, with semi-annual payments. The principal will be paid at maturity on June 10, 2026. The price of issuance was 100.0% of the nominal value.

•

Series XXI: Denominated and payable in Argentina pesos for ARS 17,012.7 million at a variable interest rate BADLAR plus 4.50% spread, with quarterly payments. The principal will be paid at maturity on June 10, 2025. The price of issuance was 100.0% of the nominal value.

The funds will be used as defined in the issuance documents.